Derecognition of financial assets - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Deposits [Member] | Synthetic Securitization [Member]
Disclosure of financial assets [line items]
Increase decrease through transfers exposure to credit risk on loan commitements and financial guarantee contracts	$ 949
Debt instruments issued
Canadian emergency business account loans [member]
Disclosure of financial assets [line items]
Derecognized CEBA loans	$ 3,600	$ 3,700	$ 3,900